Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases	Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

	December 31,	December 31,
	2020	2019

Operating lease right of use assets	$423,088	$365,763

Current portion of operating lease liabilities	65,520	62,565
Non-current portion of operating lease liabilities	397,936	323,287
Total operating lease liabilities	$463,456	$385,852

Weighted average remaining lease term (years)	5.45	5.60
Weighted average discount rate	2.95%	2.86%

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities for the next five years are as follows:

December 31,
2020
2021	$78,290
2022	66,955
2023	55,359
2024	42,169
2025	40,314
2026 and thereafter	$291,917
Total	$575,004
Less - Imputed interest	111,548
Total operating lease liabilities	$463,456